o  IFT *P

                       SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                        INSTITUTIONAL FIDUCIARY TRUST
 (IFT1 - MONEY MARKET PORTFOLIO AND FRANKLIN U.S. GOVERNMENT SECURITIES MONEY
                              MARKET PORTFOLIO)
                            DATED NOVEMBER 1, 1998


The prospectus is amended as follows:

I. The following is added under "What Are the Risks of Investing in the Funds?":

      YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

      Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

      If an issuer in which the fund or the Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Portfolio's or the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Administers the Funds?" for more information.

II. The following replaces the section "Year 2000 Issue" under "Who Administers the Funds?":

      YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

      When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

      Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Advisers may have no control.

III. The fourth sentence of the first paragraph under "How Is the Trust Organized?" is replaced with the following:

      Shares of each fund are considered Class A shares for redemption, exchange and other purposes.

      All references in the prospectus to Class I shares are replaced with Class A.

IV. The third item in the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", is replaced with the following:

      o Generally exchanges may only be made between identically registered accounts.

V. In the "By Phone" section of the chart under "How Do I Sell Shares?", the second item is replaced with the following:

      2. For requests over $100,000, you must complete an Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.

VI.   Under "Transaction Procedures and Special Requirements,"

      (a) the section "Joint Accounts" is replaced with the following:

      JOINT ACCOUNTS. For accounts with more than one registered owner, the funds accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

      Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

      (b) and the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.


              Please keep this supplement for future reference.
o IFT2 *P1


                        SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                          INSTITUTIONAL FIDUCIARY TRUST
  (IFT2 - FRANKLIN INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND
             FRANKLIN INSTITUTIONAL ADJUSTABLE RATE SECURITIES FUND)
                             DATED NOVEMBER 1, 1998


The prospectus is amended as follows:

I. As of December 11, 1998, the Franklin Institutional Adjustable Rate Securities Fund is closed to new investors.

II. The following is added under "What Are the Risks of Investing in the Funds?":

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund or the portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the portfolio's or the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Administers the Funds?" for more information.

III. The following replaces the section "Year 2000 Issue" under "Who Administers the Funds?":

YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Advisers may have no control.

IV. The fourth sentence of the first paragraph under "How Is the Trust Organized?" is replaced with the following:

Shares of each fund are considered Class A shares for redemption, exchange and other purposes.

All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

V. Under "May I Exchange Shares for Shares of Another Fund?",

(a) in the "By Phone" section of the chart, the bulleted item is replaced with the following:

- For requests over $100,000, you must complete an Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.

(b) and the third item in the section "Exchange Restrictions" is replaced with the following:

o  Generally exchanges may only be made between identically registered accounts.

VI. In the "By Phone" section of the chart under "How Do I Sell Shares?", the second item is replaced with the following:

2. For requests over $100,000, you must complete an Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.

VII. Under "Transaction Procedures and Special Requirements," the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.



                 Please keep this supplement for future reference.

o 149 *P


                          SUPPLEMENT DATED JANUARY 1, 1999
                                TO THE PROSPECTUS OF
                            FRANKLIN CASH RESERVES FUND
                               DATED NOVEMBER 1, 1998


The prospectus is amended as follows:

I. The following is added under "What Are the Risks of Investing in the Fund?":

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund or the Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Portfolio's or the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Administers the Fund?" for more information.

II. The following replaces the section "Year 2000 Issue" under "Who Administers the Fund?":

YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and Advisers may have no control.

III. The fourth sentence of the first paragraph under "How Is the Trust Organized?" is replaced with the following:

Shares of the fund are considered Class A shares for redemption, exchange and other purposes.

All references in the prospectus to Class I shares are replaced with Class A.

IV. Under "May I Exchange Shares for Shares of Another Fund?",

(a) in the "By Phone" section of the chart, the second item is replaced with the following:

2. For requests over $100,000, you must complete an Institutional Telephone Privileges Agreement.

(b) and the third item in the section "Exchange Restrictions" is replaced with the following:

o Generally exchanges may only be made between identically registered accounts.

V. In the "By Phone" section of the chart under "How Do I Sell Shares?", the first bulleted item is replaced with the following:

o    You  may  exceed  $100,000  by  completing  a  separate   agreement.   Call
     Institutional Services to receive a copy.

VI. Under "Transaction Procedures and Special Requirements," the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.



                 Please keep this supplement for future reference.